Portfolio of Investments
Tri-Continental Corporation, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 68.8%
Issuer	Shares	Value ($)
Communication Services 6.5%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	250,000	7,127,500
Verizon Communications, Inc.	331,900	19,744,731
Total		26,872,231
Entertainment 1.0%
Activision Blizzard, Inc.	32,800	2,655,160
Electronic Arts, Inc.(a)	105,700	13,784,337
Total		16,439,497
Interactive Media & Services 3.5%
Alphabet, Inc., Class A(a)	24,175	35,430,880
Facebook, Inc., Class A(a)	80,000	20,952,000
Total		56,382,880
Media 0.4%
Comcast Corp., Class A	100,000	4,626,000
Interpublic Group of Companies, Inc. (The)	85,100	1,418,617
Total		6,044,617
Total Communication Services		105,739,225
Consumer Discretionary 7.4%
Hotels, Restaurants & Leisure 1.0%
Domino’s Pizza, Inc.	7,700	3,274,656
Extended Stay America, Inc.	325,000	3,883,750
Hilton Worldwide Holdings, Inc.	58,500	4,991,220
Wyndham Destinations, Inc.	130,000	3,998,800
Total		16,148,426
Household Durables 0.9%
Newell Brands, Inc.	265,000	4,547,400
PulteGroup, Inc.	197,000	9,119,130
Total		13,666,530
Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.(a)	8,970	28,244,108
eBay, Inc.	148,400	7,731,640
Total		35,975,748
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 1.2%
Dollar General Corp.	7,700	1,614,074
Target Corp.	117,300	18,465,366
Total		20,079,440
Specialty Retail 2.1%
Best Buy Co., Inc.	113,800	12,664,802
Home Depot, Inc. (The)	29,200	8,109,132
Lowe’s Companies, Inc.	75,100	12,456,086
Total		33,230,020
Total Consumer Discretionary		119,100,164
Consumer Staples 5.3%
Food & Staples Retailing 0.6%
Kroger Co. (The)	286,400	9,711,824
Food Products 1.2%
General Mills, Inc.	176,200	10,868,016
JM Smucker Co. (The)	37,500	4,332,000
Kraft Heinz Co. (The)	154,800	4,636,260
Total		19,836,276
Household Products 1.7%
Kimberly-Clark Corp.	120,350	17,770,881
Procter & Gamble Co. (The)	64,200	8,923,158
Total		26,694,039
Tobacco 1.8%
Altria Group, Inc.	381,400	14,737,296
Philip Morris International, Inc.	192,500	14,435,575
Total		29,172,871
Total Consumer Staples		85,415,010
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.(b)	98,000	7,056,000
ConocoPhillips Co.	227,100	7,457,964
HollyFrontier Corp.	305,700	6,025,347
Valero Energy Corp.	100,300	4,344,996
Williams Companies, Inc. (The)	400,000	7,860,000
Total		32,744,307
Total Energy		32,744,307
Tri-Continental Corporation | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 8.5%
Banks 2.9%
Bank of America Corp.	84,700	2,040,423
Citigroup, Inc.	440,900	19,007,199
Citizens Financial Group, Inc.	337,500	8,532,000
JPMorgan Chase & Co.	80,000	7,701,600
KeyCorp	335,000	3,996,550
PNC Financial Services Group, Inc. (The)	57,500	6,319,825
Total		47,597,597
Capital Markets 3.6%
Ares Capital Corp.	575,000	8,021,250
Bank of New York Mellon Corp. (The)	131,600	4,519,144
BlackRock, Inc.	22,250	12,538,988
Morgan Stanley	160,000	7,736,000
S&P Global, Inc.	40,100	14,460,060
State Street Corp.	114,600	6,799,218
T. Rowe Price Group, Inc.	8,800	1,128,336
TCG BDC, Inc.	250,000	2,227,500
Total		57,430,496
Insurance 1.3%
Allstate Corp. (The)	150,800	14,196,312
MetLife, Inc.	180,500	6,709,185
Total		20,905,497
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Blackstone Mortgage Trust, Inc.	135,000	2,965,950
Starwood Property Trust, Inc.	525,000	7,922,250
Total		10,888,200
Total Financials		136,821,790
Health Care 9.1%
Biotechnology 1.6%
AbbVie, Inc.	146,920	12,868,723
Alexion Pharmaceuticals, Inc.(a)	39,970	4,573,767
Amgen, Inc.	8,162	2,074,454
BioMarin Pharmaceutical, Inc.(a)	34,000	2,586,720
Vertex Pharmaceuticals, Inc.(a)	11,900	3,238,228
Total		25,341,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.3%
Abbott Laboratories	153,151	16,667,423
Dentsply Sirona, Inc.	28,160	1,231,437
Medtronic PLC	34,005	3,533,800
Total		21,432,660
Health Care Providers & Services 1.6%
DaVita, Inc.(a)	74,900	6,415,185
HCA Healthcare, Inc.	111,200	13,864,416
Humana, Inc.	13,400	5,546,126
Total		25,825,727
Pharmaceuticals 4.6%
Amryt Pharma PLC, ADR(a)	287,679	3,538,451
Bristol-Myers Squibb Co.	235,500	14,198,295
Johnson & Johnson	209,500	31,190,360
Merck & Co., Inc.	142,600	11,828,670
Mylan NV(a)	620,200	9,197,566
Pfizer, Inc.	105,000	3,853,500
Total		73,806,842
Total Health Care		146,407,121
Industrials 5.6%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	39,900	15,292,872
Raytheon Technologies Corp.	95,000	5,466,300
Total		20,759,172
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	50,000	8,331,500
Building Products 0.0%
Fortune Brands Home & Security, Inc.	8,572	741,649
Construction & Engineering 0.1%
Quanta Services, Inc.	25,300	1,337,358
Electrical Equipment 1.6%
Eaton Corp. PLC	211,900	21,620,157
Rockwell Automation, Inc.	16,300	3,597,084
Total		25,217,241

2	Tri-Continental Corporation | Quarterly Report 2020

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.8%
Caterpillar, Inc.	42,500	6,338,875
Cummins, Inc.	9,142	1,930,425
Illinois Tool Works, Inc.	21,000	4,057,410
Total		12,326,710
Professional Services 0.1%
Robert Half International, Inc.	35,600	1,884,664
Road & Rail 1.2%
CSX Corp.	70,900	5,506,803
Norfolk Southern Corp.	33,500	7,168,665
Union Pacific Corp.	37,000	7,284,190
Total		19,959,658
Total Industrials		90,557,952
Information Technology 18.3%
Communications Equipment 1.6%
Arista Networks, Inc.(a)	5,100	1,055,343
Cisco Systems, Inc.	615,700	24,252,423
Total		25,307,766
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	260,000	8,426,600
Vishay Intertechnology, Inc.	275,000	4,281,750
Total		12,708,350
IT Services 2.8%
International Business Machines Corp.	65,000	7,908,550
MasterCard, Inc., Class A	69,300	23,435,181
VeriSign, Inc.(a)	65,400	13,397,190
Visa, Inc., Class A	5,700	1,139,829
Total		45,880,750
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	63,600	23,170,752
Intel Corp.	387,900	20,085,462
KLA Corp.	22,700	4,397,898
QUALCOMM, Inc.	86,500	10,179,320
Texas Instruments, Inc.	57,500	8,210,425
Total		66,043,857
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.6%
Adobe, Inc.(a)	28,000	13,732,040
Autodesk, Inc.(a)	60,400	13,953,004
Fortinet, Inc.(a)	105,100	12,381,831
Microsoft Corp.	210,500	44,274,465
NortonLifeLock, Inc.	300,000	6,252,000
Total		90,593,340
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.(b)	382,300	44,274,163
HP, Inc.	315,000	5,981,850
Seagate Technology PLC	90,000	4,434,300
Total		54,690,313
Total Information Technology		295,224,376
Materials 1.6%
Chemicals 1.2%
Dow, Inc.	170,000	7,998,500
LyondellBasell Industries NV, Class A	156,700	11,045,783
Total		19,044,283
Containers & Packaging 0.1%
International Paper Co.	35,400	1,435,116
Metals & Mining 0.3%
Newmont Corp.	26,100	1,656,045
Nucor Corp.	87,200	3,911,792
Total		5,567,837
Total Materials		26,047,236
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Alexandria Real Estate Equities, Inc.	37,500	6,000,000
American Tower Corp.	23,790	5,750,757
Crown Castle International Corp.	26,500	4,412,250
Duke Realty Corp.	107,500	3,966,750
Equinix, Inc.	5,850	4,446,760
Medical Properties Trust, Inc.	465,000	8,197,950
Prologis, Inc.	62,600	6,298,812
SBA Communications Corp.	5,100	1,624,248
Weyerhaeuser Co.	71,100	2,027,772
Total		42,725,299
Total Real Estate		42,725,299

Tri-Continental Corporation | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.9%
Electric Utilities 1.7%
Edison International	120,000	6,100,800
Entergy Corp.	51,700	5,094,001
Exelon Corp.	87,800	3,139,728
NRG Energy, Inc.	301,200	9,258,888
Pinnacle West Capital Corp.	57,500	4,286,625
Total		27,880,042
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	39,300	711,723
Multi-Utilities 0.2%
Sempra Energy	22,700	2,686,772
Total Utilities		31,278,537
Total Common Stocks (Cost $962,564,627)		1,112,061,017

Convertible Bonds 7.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada(c)
07/01/2025	4.000%	3,700,000	4,186,920
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	8,500,000	7,802,970
Consumer Cyclical Services 0.3%
Zillow Group, Inc.
05/15/2025	2.750%	2,700,000	4,665,013
Health Care 0.7%
CONMED Corp.
02/01/2024	2.625%	3,700,000	4,142,310
Invacare Corp.
11/15/2024	5.000%	4,000,000	3,427,444
Novavax, Inc.
02/01/2023	3.750%	2,500,000	2,988,325
Total			10,558,079
Home Construction 0.4%
SunPower Corp.
01/15/2023	4.000%	7,500,000	7,114,164
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.0%
Chesapeake Energy Corp.(d)
09/15/2026	0.000%	9,000,000	293,400
Leisure 0.6%
NCL Corp., Ltd.(c)
08/01/2025	5.375%	4,500,000	5,268,037
Royal Caribbean Cruises Ltd(c)
06/15/2023	4.250%	4,200,000	4,901,125
Total			10,169,162
Life Insurance 0.3%
AXA SA(c)
05/15/2021	7.250%	6,500,000	5,692,310
Other Financial Institutions 0.4%
RWT Holdings, Inc.(c)
10/01/2025	5.750%	6,750,000	5,889,375
Other Industry 0.3%
Green Plains, Inc.
09/01/2022	4.125%	4,600,000	4,431,335
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	4,910,000	4,719,983
Pharmaceuticals 1.4%
Aegerion Pharmaceuticals, Inc.(c)
04/01/2025	5.000%	1,687,570	2,016,646
Clovis Oncology, Inc.
05/01/2025	1.250%	9,300,000	6,508,886
Insmed, Inc.
01/15/2025	1.750%	4,000,000	4,340,874
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	4,300,000	3,457,083
Radius Health, Inc.
09/01/2024	3.000%	5,700,000	4,670,062
Tilray, Inc.
10/01/2023	5.000%	5,250,000	2,100,000
Total			23,093,551
Property & Casualty 0.2%
MGIC Investment Corp.(c),(e)
Junior Subordinated
04/01/2063	9.000%	3,011,000	3,870,505
Retailers 0.6%
American Eagle Outfitters, Inc.(c)
04/15/2025	3.750%	2,600,000	4,817,458

4	Tri-Continental Corporation | Quarterly Report 2020

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dick’s Sporting Goods, Inc.(c)
04/15/2025	3.250%	2,500,000	4,577,594
Total			9,395,052
Technology 0.9%
Avaya Holdings Corp.
06/15/2023	2.250%	4,700,000	4,413,300
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	4,300,000	6,418,524
Sabre GLBL, Inc.(c)
04/15/2025	4.000%	3,500,000	4,112,017
Total			14,943,841
Total Convertible Bonds (Cost $121,122,484)			116,825,660

Convertible Preferred Stocks 7.0%
Issuer		Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
2020 Cash Mandatory Exchangeable Trust(c)	5.250%	5,600	6,024,368
Total Communication Services			6,024,368
Consumer Discretionary 0.5%
Auto Components 0.3%
Aptiv PLC	5.500%	38,000	4,313,000
Internet & Direct Marketing Retail 0.2%
2020 Mandatory Exchangeable Trust(c)	6.500%	3,200	4,251,503
Total Consumer Discretionary			8,564,503
Consumer Staples 0.2%
Household Products 0.2%
Energizer Holdings, Inc.	7.500%	47,500	3,947,046
Total Consumer Staples			3,947,046
Financials 1.3%
Capital Markets 0.9%
AMG Capital Trust II	5.150%	130,000	5,894,605
Cowen, Inc.	5.625%	5,200	4,232,764
KKR & Co., Inc.	6.000%	82,371	4,283,292
Total			14,410,661
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Insurance 0.4%
Assurant, Inc.	6.500%	52,500	6,199,490
Total Financials			20,610,151
Health Care 1.9%
Health Care Equipment & Supplies 1.1%
Becton Dickinson and Co.	6.000%	112,500	5,901,750
Boston Scientific Corp.	5.500%	55,000	6,152,850
Danaher Corp.	5.000%	5,000	6,309,650
Total			18,364,250
Health Care Technology 0.4%
Change Healthcare, Inc.	6.000%	110,000	5,852,000
Life Sciences Tools & Services 0.4%
Avantor, Inc.	6.250%	85,000	6,182,900
Total Health Care			30,399,150
Industrials 0.4%
Machinery 0.4%
Stanley Black & Decker, Inc.	5.250%	65,000	6,558,500
Total Industrials			6,558,500
Information Technology 0.3%
Electronic Equipment, Instruments & Components 0.3%
II-VI, Inc.	6.000%	23,500	4,435,625
Total Information Technology			4,435,625
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.2%
QTS Realty Trust, Inc.	6.500%	27,000	3,828,351
Total Real Estate			3,828,351
Utilities 1.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	5.279%	90,000	4,232,673
NextEra Energy, Inc.	6.219%	170,000	8,126,000
Total			12,358,673
Multi-Utilities 0.8%
DTE Energy Co.	6.250%	275,000	12,436,875

Tri-Continental Corporation | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Water Utilities 0.2%
Essential Utilities, Inc.	6.000%	75,000	3,999,225
Total Utilities			28,794,773
Total Convertible Preferred Stocks (Cost $110,857,470)			113,162,467

Corporate Bonds & Notes 14.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Spirit AeroSystems, Inc.(c)
04/15/2025	7.500%	6,300,000	6,385,948
Brokerage/Asset Managers/Exchanges 0.5%
LPL Holdings, Inc.(c)
09/15/2025	5.750%	7,850,000	8,113,889
Cable and Satellite 0.4%
Gogo Intermediate Holdings LLC/Finance Co., Inc.(c)
05/01/2024	9.875%	4,200,000	4,488,902
Telesat Canada/LLC(c)
10/15/2027	6.500%	2,286,000	2,302,512
Total			6,791,414
Chemicals 0.8%
Innophos Holdings, Inc.(c)
02/15/2028	9.375%	4,300,000	4,590,298
Starfruit Finco BV/US Holdco LLC(c)
10/01/2026	8.000%	8,400,000	8,916,693
Total			13,506,991
Consumer Cyclical Services 0.3%
Uber Technologies, Inc.(c)
09/15/2027	7.500%	2,100,000	2,246,240
01/15/2028	6.250%	2,365,000	2,426,991
Total			4,673,231
Consumer Products 0.2%
Mattel, Inc.(c)
12/15/2027	5.875%	1,079,000	1,159,816
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,384,671
11/01/2041	5.450%	745,000	699,046
Total			3,243,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.5%
Covanta Holding Corp.
07/01/2025	5.875%	4,834,000	4,994,552
01/01/2027	6.000%	3,000,000	3,103,583
Total			8,098,135
Finance Companies 1.1%
Fortress Transportation & Infrastructure Investors LLC(c)
10/01/2025	6.500%	6,000,000	5,930,686
Fortress Transportation and Infrastructure Investors LLC(c)
08/01/2027	9.750%	2,760,000	2,952,227
Springleaf Finance Corp.
03/15/2025	6.875%	7,500,000	8,328,009
Total			17,210,922
Food and Beverage 0.7%
Aramark Services, Inc.(c)
05/01/2025	6.375%	6,500,000	6,761,193
Chobani LLC/Finance Corp., Inc.(c)
04/15/2025	7.500%	4,597,000	4,765,505
Total			11,526,698
Gaming 0.3%
Colt Merger Sub, Inc.(c)
07/01/2027	8.125%	4,106,000	4,346,885
Health Care 0.9%
Quotient Ltd.(c),(f),(g)
10/15/2023	12.000%	2,170,000	2,170,000
04/15/2024	12.000%	930,000	930,000
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	6,100,000	6,060,319
Tenet Healthcare Corp.(c)
10/01/2028	6.125%	5,979,000	5,814,533
Total			14,974,852
Independent Energy 0.9%
Indigo Natural Resources LLC(c)
02/15/2026	6.875%	8,500,000	8,267,439
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	6,136,177	5,829,368
Total			14,096,807
Leisure 0.5%
NCL Corp., Ltd.(c)
05/15/2024	12.250%	3,700,000	4,136,295

6	Tri-Continental Corporation | Quarterly Report 2020

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(c)
06/15/2023	9.125%	4,272,000	4,525,810
Total			8,662,105
Media and Entertainment 0.7%
Lions Gate Capital Holdings LLC(c)
11/01/2024	5.875%	7,450,000	7,335,556
Meredith Corp.
02/01/2026	6.875%	3,700,000	3,085,601
Total			10,421,157
Metals and Mining 0.8%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,200,000	1,848,199
Constellium NV(c)
03/01/2025	6.625%	7,300,000	7,475,468
Warrior Met Coal, Inc.(c)
11/01/2024	8.000%	3,832,000	3,897,875
Total			13,221,542
Midstream 0.3%
Rockpoint Gas Storage Canada Ltd.(c)
03/31/2023	7.000%	4,216,000	3,903,020
Oil Field Services 0.1%
Nabors Industries Ltd.(c)
01/15/2026	7.250%	3,447,000	1,721,495
01/15/2028	7.500%	854,000	413,057
Total			2,134,552
Other Industry 0.3%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	7,700,000	4,903,886
Packaging 1.4%
ARD Finance SA(c),(h)
06/30/2027	6.500%	8,000,000	7,954,035
BWAY Holding Co.(c)
04/15/2025	7.250%	8,499,999	8,008,162
Novolex(c)
01/15/2025	6.875%	7,290,000	7,294,919
Total			23,257,116
Pharmaceuticals 0.4%
Bausch Health Companies, Inc.(c)
01/31/2027	8.500%	2,800,000	3,076,570
01/30/2028	5.000%	1,228,000	1,192,433
01/30/2030	5.250%	2,728,000	2,681,598
Total			6,950,601
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
IRB Holding Corp.(c)
02/15/2026	6.750%	4,300,000	4,303,093
Retailers 0.3%
L Brands, Inc.(c)
10/01/2030	6.625%	4,200,000	4,286,260
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	7,512,000	8,422,794
Technology 1.4%
Avaya, Inc.(c)
09/15/2028	6.125%	4,509,000	4,588,515
Diebold Nixdorf, Inc.(c)
07/15/2025	9.375%	2,300,000	2,430,527
Diebold, Inc.
04/15/2024	8.500%	6,600,000	5,961,676
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(c)
11/30/2024	10.000%	3,750,000	3,970,364
Plantronics, Inc.(c)
05/31/2023	5.500%	4,300,000	3,862,923
Sabre GLBL, Inc.(c)
04/15/2025	9.250%	1,800,000	1,980,513
Total			22,794,518
Transportation Services 0.2%
Hertz Corp. (The)(c),(d)
10/15/2024	0.000%	3,500,000	1,609,012
08/01/2026	0.000%	4,500,000	2,058,482
Total			3,667,494
Wirelines 0.3%
Front Range BidCo, Inc.(c)
03/01/2028	6.125%	4,000,000	4,127,843
Total Corporate Bonds & Notes (Cost $242,158,137)			234,025,286

Tri-Continental Corporation | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Limited Partnerships 0.5%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	105,000	4,227,300
Rattler Midstream LP	450,000	2,677,500
Summit Midstream Partners LP	1,680,000	1,099,224
Total		8,004,024
Total Energy		8,004,024
Total Limited Partnerships (Cost $17,861,608)		8,004,024

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.2%
Citigroup Capital XIII(e)
10/30/2040	6.638%	145,000	3,912,100
Finance Companies 0.3%
GMAC Capital Trust I(e)
02/15/2040	6.065%	175,000	4,369,750
Total Preferred Debt (Cost $8,235,726)			8,281,850

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC/EagleClaw Midstream Ventures(i),(j)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/06/2024	5.250%	7,743,870	6,033,791
Total Senior Loans (Cost $7,682,406)			6,033,791
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(f),(g)	16,334	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(k),(l)	3,188,730	3,188,411
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.010%(k)	1,059,179	1,059,179
Total Money Market Funds (Cost $4,247,264)		4,247,590
Total Investments in Securities (Cost: $1,474,729,722)		1,602,641,685
Other Assets & Liabilities, Net		14,524,168
Net Assets		1,617,165,853

At September 30, 2020, securities and/or cash totaling $569,715 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	32	12/2020	USD	5,363,200	34,801	—
8	Tri-Continental Corporation | Quarterly Report 2020

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $247,823,844, which represents 15.32% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $3,960,894, which represents 0.24% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At September 30, 2020, the total value of these securities amounted to $3,100,000, which represents 0.19% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	14,272,519	66,533,220	(77,617,654)	326	3,188,411	(813)	45,946	3,188,730
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | Quarterly Report 2020	9